Consolidated Statement Of Shareholders' Equity (Audited) (Parenthetical) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share	$ 1.59	$ 1.46	$ 1.21